Submission	Oct. 09, 2026
Submission [Line Items]
Central Index Key	0001819790
Registrant Name	Tarsus Pharmaceuticals, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES